Cover	Jun. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2024
Entity File Number	001-37584
Entity Registrant Name	CPI CARD GROUP INC.
Entity Central Index Key	0001641614
Entity Tax Identification Number	26-0344657
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	CPI Card Group Inc.
Entity Address, Address Line Two	10368 W. Centennial Road
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	681-6304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PMTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false